CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Initial Public Offering CNY (¥)	Ordinary Shares CNY (¥) shares	Subscription Receivables From Shareholders CNY (¥)	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)
Beginning Balance at Dec. 31, 2017	¥ 857,241			¥ 1	¥ (1)		¥ 423,642		¥ 28,806		¥ 404,793
Beginning Balance (in shares) at Dec. 31, 2017 | shares				2,000,000,000
Ordinary share contributed by shareholders for the equity incentive plan						¥ 51,624,000
Ordinary share contributed by shareholders for the equity incentive plan (in shares) | shares				(51,624,000)
Share-based compensation expense	18,586						18,586
Foreign currency translation	(65,230)									¥ (65,230)
Deemed distribution	(692,051)						(287,258)				(404,793)
Net income/(loss)	122,432										122,432
Profit appropriations to statutory reserves	68,501								68,501		(68,501)
Ending Balance at Dec. 31, 2018	240,978			¥ 1	(1)		154,970		97,307	(65,230)	53,931
Ending Balance (in shares) at Dec. 31, 2018 | shares				1,948,376,000		51,624,000
Issuance of ordinary shares	669,559						669,559
Issuance of ordinary shares (in shares) | shares				222,222,222
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance			¥ 536,629					¥ 536,629
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance (in Shares) | shares				150,000,000
Ordinary share contributed by shareholders for the equity incentive plan (in shares) | shares				(403,157)		403,157
Share Repurchase (Shares) | shares				150,000,000
Share Repurchase			¥ (536,629)					¥ (536,629)
Share-based compensation expense	270,242						270,242
Foreign currency translation	9,688									9,688
Vesting of restricted share units and restricted shares	209						209
Vesting of restricted share units and restricted shares (in shares) | shares				29,928,205		(29,928,205)
Net income/(loss)	(1,034,510)										(1,034,510)
Profit appropriations to statutory reserves	0
Ending Balance at Dec. 31, 2019	¥ 692,795			¥ 1	(1)		1,631,609		97,307	(55,542)	(980,579)
Ending Balance (in shares) at Dec. 31, 2019 | shares	2,350,123,270	2,350,123,270		2,350,123,270		22,098,952
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance	¥ 23,915					¥ 23,915
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance (in Shares) | shares				(25,799,190)		25,799,190
Share Repurchase (Shares) | shares				(25,799,190)		25,799,190
Share Repurchase	(23,915)					¥ (23,915)
Share-based compensation expense	2,950						2,950
Foreign currency translation	(24,238)	$ (3,715)								(24,238)
Vesting of restricted share units and restricted shares	60						60
Vesting of restricted share units and restricted shares (in shares) | shares				4,002,052		(4,002,052)
Net income/(loss)	(215,094)	(32,962)									(215,094)
Profit appropriations to statutory reserves	0
Ending Balance at Dec. 31, 2020	¥ 432,558	$ 66,292		¥ 1	¥ (1)	¥ (23,915)	¥ 1,634,619		¥ 97,307	¥ (79,780)	¥ (1,195,673)
Ending Balance (in shares) at Dec. 31, 2020 | shares	2,328,326,132	2,328,326,132		2,328,326,132		43,896,090